Debt - Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2016
Debt Disclosure [Abstract]
Revolving credit agreements	$ 0	$ 6,665	$ 6,807
5.6% to 7.9% mortgage notes due in installments through 2027	29,664	34,080	35,125
Riverfront permanent loan	88,653	0	0
Long-term debt, current and non-current	118,317	40,745	41,932
Less portion due within one year	4,463	4,526	4,455
Total long term debt	$ 113,854	$ 36,219	$ 37,477